Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Mairs & Power Growth Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Growth Fund
Class Name	Mairs & Power Growth Fund
Trading Symbol	MPGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mairs & Power Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/growth-fund. You can also request this information by contacting us at 1-800-304-7404.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/growth-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Growth Fund	$33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/growth-fund for more recent performance information.
Net Assets	$ 5,561,687,517
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$5,561,687,517
Number of Holdings	48
Portfolio Turnover	5%
30-Day SEC Yield	0.92%

Holdings [Text Block]

Top 10 Holdings
Microsoft Corp.	10.6%
NVIDIA Corp.	7.8%
Amazon.com, Inc.	5.8%
UnitedHealth Group, Inc.	4.9%
JPMorgan Chase & Co.	4.6%
Alphabet, Inc.	4.5%
Apple, Inc.	3.6%
QUALCOMM, Inc.	2.9%
Graco, Inc.	2.9%
Toro Co.	2.9%

Security Type
Common Stocks	99.7%
Short-Term Investments	0.2%
Cash & Other	0.1%

Updated Prospectus Web Address	mairsandpower.com/funddocuments.
Mairs & Power Balanced Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Balanced Fund
Class Name	Mairs & Power Balanced Fund
Trading Symbol	MAPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mairs & Power Balanced Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/balanced-fund. You can also request this information by contacting us at 1-800-304-7404.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/balanced-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Balanced Fund	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/balanced-fund for more recent performance information.
Net Assets	$ 764,221,747
Holdings Count | $ / shares	264
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$764,221,747
Number of Holdings	264
Portfolio Turnover	6%
Weighted Average Maturity	10.07 years

Effective Duration	5.39 years
30-Day SEC Yield	2.38%
Average Credit Quality	BBB

Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	4.1%
Alphabet, Inc.	4.0%
JPMorgan Chase & Co.	3.2%
UnitedHealth Group, Inc.	2.8%
Fiserv, Inc.	2.6%
Texas Instruments, Inc.	2.2%
Toro Co.	2.2%
Ecolab, Inc.	2.2%
Motorola Solutions, Inc.	2.2%
United States Treasury Note/Bond	2.1%

Security Type
Common Stocks	63.9%
Corporate Bonds	31.1%
U.S. Treasury Securities	2.1%
Municipal Bonds	1.0%
Asset-Backed Securities	0.8%
Short-Term Investments	0.6%
Preferred Stocks	0.1%
Cash & Other	0.4%

Updated Prospectus Web Address	mairsandpower.com/funddocuments.
Mairs & Power Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Small Cap Fund
Class Name	Mairs & Power Small Cap Fund
Trading Symbol	MSCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mairs & Power Small Cap Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/small-cap-fund. You can also request this information by contacting us at 1-800-304-7404.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/small-cap-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Small Cap Fund	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/small-cap-fund for more recent performance information.
Net Assets	$ 311,805,066
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$311,805,066
Number of Holdings	39
Portfolio Turnover	8%
30-Day SEC Yield	0.11%

Holdings [Text Block]

Top 10 Holdings
Casey’s General Stores, Inc.	4.5%
AAR Corp.	4.1%
Altair Engineering, Inc.	4.1%
Hub Group, Inc.	4.0%
Piper Sandler Cos.	3.9%
Medpace Holdings, Inc.	3.7%
Littelfuse, Inc.	3.7%
HB Fuller Co.	3.7%
John Bean Technologies Corp.	3.7%
AZEK Co., Inc.	3.5%

Security Type
Common Stocks	99.9%
Short-Term Investments	0.2%
Cash & Other	-0.1%

Updated Prospectus Web Address	mairsandpower.com/funddocuments.
Mairs & Power Minnesota Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Mairs & Power Minnesota Municipal Bond ETF
Class Name	Mairs & Power Minnesota Municipal Bond ETF
Trading Symbol	MINN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mairs & Power Minnesota Municipal Bond ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/mn-muni-bond-etf. You can also request this information by contacting us at 1-855-839-2800.
Additional Information Phone Number	1-855-839-2800
Additional Information Website	mairsandpower.com/funds/mn-muni-bond-etf
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Minnesota Municipal Bond ETF	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/mn-muni-bond-etf for more recent performance information.
Net Assets	$ 18,689,679
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$18,689,679
Number of Holdings	97
Portfolio Turnover	21%
Weighted Average Maturity	10.63 years

Effective Duration	6.02 years
30-Day SEC Yield	3.27%
Average Credit Quality	AA

Holdings [Text Block]

Top 10 Issuers
State of Minnesota	8.8%
Anoka-Hennepin Independent School District No 11	4.1%
First American Government Obligations Fund	3.4%
Minnesota Higher Education Facilities Authority	3.4%
Housing & Redevelopment Authority of The City of St Paul Minnesota	2.7%
Forest Lake Independent School District No 831	2.7%
St Paul Independent School District No 625	2.6%
University of Minnesota	2.6%
County of Wright MN	2.6%
Minneapolis-St Paul Metropolitan Airports Commission	2.0%

Security Type
Municipal Bonds	98.3%
Short-Term Investments	3.4%
Cash & Other	-1.7%

Credit Breakdown
AAA	22.4%
AA	54.5%
A	14.8%
BBB & Lower	5.2%
Unrated	1.4%
Cash & Cash Equivalent	1.7%

Updated Prospectus Web Address	mairsandpower.com/funddocuments.